Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	edap
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,345,004
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	€ 4,900	€ 7,369
Net Trade accounts and notes receivable	14,981	15,441
Other receivables	720	650
Inventories	3,920	3,917
Deferred tax assets	26	282
Other assets, current portion	621	687
Short-term investment	1,572	1,519
Total current assets	26,740	29,865
Noncurrent Assets
Property and equipment, net	2,534	2,877
Intangible assets, net	68	82
Goodwill	2,412	2,412
Deposits and other non-current assets	484	515
Other assets, non-current	0	187
Total assets	32,238	35,938
Current liabilities
Trade accounts and notes payable	6,295	5,899
Deferred revenues, current portion	418	578
Social security and other payroll withholdings taxes	767	837
Employee absences compensation	444	488
Income taxes payable	31	48
Other accrued liabilities	2,965	3,768
Short-term borrowings	1,700	2,031
Current portion of capital lease obligations	557	0
Current portion of long-term debt	238	0
Convertible debentures carried at fair value	7,085	688
Financial instruments carried at fair value	195	322
Total current liabilities	20,694	14,658
Deferred revenues, non current	258	297
Capital lease obligations, non current	695	961
Convertible debentures carried at fair value	0	8,121
Financial instruments carried at fair value	0	1,287
Long-term debt, non current	720	668
Other long-term liabilities	1,158	1,047
Total liabilities	23,525	27,038
Shareholders' equity
Common stock, €0.13 par value; 13,726,532 shares issued and 13,345,004 shares outstanding;13,389,929 shares issued and 13,008,401 shares outstanding;at December 31, 2011 and 2010, respectively	1,784	1,741
Additional paid-in capital	39,784	38,870
Retained earnings	(28,093)	(27,151)
Cumulative other comprehensive loss	(3,590)	(3,386)
Treasury stock, at cost; 381,528 at December 31, 2011 and 2010, respectively	(1,172)	(1,172)
Total shareholders' equity	8,714	8,900
Total liabilities and shareholders' equity	€ 32,238	€ 35,938

Statement of Financial Position (Parenthetical) (Common Stock [Member], EUR €)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	13,726,532	13,389,929
Common Stock, Shares, Outstanding	13,345,004	13,008,401
Treasury Stock, Shares	381,528	381,528

Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Sales of goods	€ 12,399		€ 13,135		€ 13,775
Sales of RPPs & leases	4,508		4,689		5,444
Sales of spare parts and services	5,365		5,378		5,620
Total net sales	22,272		23,202		24,839
Other revenues	20		506		46
Total revenues	22,292		23,708		24,885
Cost of goods	(7,365)		(7,656)		(7,847)
Cost of RPPs & leases	(2,240)		(2,641)		(2,768)
Cost of spare parts and services	(3,830)		(3,956)		(3,598)
Total cost of sales	(13,435)		(14,253)		(14,213)
Gross profit	8,857		9,455		10,672
Operating Expenses
Research and development expenses	(2,436)		(3,268)		(3,651)	[1]
Selling and marketing expenses	(5,874)		(6,684)		(6,401)
General and administrative expenses	(3,044)		(3,320)		(3,822)
Non-recurring operating expenses	0		0		0
Loss from operations	(2,497)		(3,818)		(3,202)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	482		884		(101)
Other income (expense), net	(50)		0		0
Financial (expense) income, net	1,522		(8,844)		(4,390)
Income (loss) before taxes	(543)		(11,778)		(7,694)
Income tax (expense) benefit	(395)		(939)		(72)
Net income (loss)	€ (938)		€ (12,717)		€ (7,766)
Earnings per share
Basic income (loss) per share	€ (7)		€ (0.98)		€ (0.74)
Diluted income (loss) per share(1)	€ (7)	[2]	€ (0.98)	[2]	€ (0.74)
Basic Weighted average shares outstanding	13,345,004		13,008,401		10,510,305
Diluted Weighted average shares outstanding	13,353,985		13,094,235		10,567,563

[1]	(2) Certain prior years amounts have been reclassified to conform to the current year’s presentation (see Note 1-15 Research and development costs)
[2]	(1) Due to the net losses in 2011 and 2010, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in those years was excluded, as the effect would have been anti-dilutive.

Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	€ (938)	€ (12,717)	€ (7,766)
Other comprehensive loss:
Foreign currency translation adjustments	(274)	(93)	123
Provision for retirement indemnities	70	(162)	32
Comprehensive income (loss), net of tax	€ (1,143)	€ (12,972)	€ (7,611)

Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	€ (938)	€ (12,717)	€ (7,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,413	1,233	1,801
Change in fair value on Convertible Debentures	(1,301)	3,434	2,342
Change in fair value on Investors Warrants and Placement Agent Warrants	(1,134)	2,619	376
Other Non-cash compensation	370	489	528
Change in allowances for doubtful accounts & slow-moving inventories	457	186	(330)
Change in long-term provisions	431	(21)	294
Net capital loss on disposals of assets	355	78	119
Deferred tax expense (benefit)	293	180	(57)
Operating cash flow	(54)	(4,519)	(2,693)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	(172)	146	(903)
Decrease (Increase) in inventories	(436)	(355)	(319)
Decrease (Increase) in other assets	259	940	504
(Decrease) Increase in trade accounts and notes payable	508	192	(307)
(Decrease) Increase in accrued expenses, other current liabilities	(842)	(223)	54
Net increase (decrease) in operating assets and liabilities	(683)	700	(971)
Net cash used in operating activities	(737)	(3,818)	(3,664)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(756)	(244)	(383)
Net proceeds from sale of leased back assets	304	283	1,079
Acquisitions of property and equipment	(103)	(352)	(320)
Acquisitions of intangible assets	(11)	(13)	(35)
Acquisitions of short term investments, net	0	(406)	(8)
Net proceeds from sale of assets	0	39	71
Increase (decrease) in deposits and guarantees, net	(47)	8	(2)
Net cash generated by (used in) investing activities	(612)	(685)	402
Cash flow from financing activities:
Proceeds from capital increase	758	8,966	2,620
Proceeds from long term borrowings, net of financing costs	210	598	499
Repayment of long term borrowings	(299)	(7,424)	(2,161)
Repayment of obligations under capital leases	(701)	(843)	(888)
Increase (decrease) in bank overdrafts and short-term borrowings	(295)	(644)	922
Net cash generated by financing activities	(328)	652	992
Net effect of exchange rate changes on cash and cash equivalents	(789)	(369)	33
Net decrease in cash and cash equivalents	(2,469)	(4,221)	(2,237)
Cash and cash equivalents at beginning of year	7,369	11,590	13,827
Cash and cash equivalents at end of year	€ 4,900	€ 7,369	€ 11,590

Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Beginning Balance at Jan. 01, 2009
Net income (loss)			€ (7,766)			€ (7,766)
Translation adjustment				123		123
Warrants and stock options granted		312			68	380
Warrants and stock options granted (Shares)						24,212
Capital increase	117	2,504	(2)			2,620
Capital increase (Shares)						903,500
Provision for retirement indemnities				32		32
Ending Balance at Dec. 31, 2009	1,418	29,961	(14,436)	(3,131)	(1,233)	12,579
Ending Balance (Shares) at Dec. 31, 2009						10,510,305
Net income (loss)			(12,717)			(12,717)
Translation adjustment				(93)		(93)
Warrants and stock options granted		265			62	327
Warrants and stock options granted (Shares)						18,000
Capital increase	322	8,644				8,966
Capital increase (Shares)						2,480,096
Provision for retirement indemnities				(162)		(162)
Ending Balance at Dec. 31, 2010	1,740	38,870	(27,154)	(3,386)	(1,172)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Net income (loss)			(939)			(938)
Translation adjustment				(274)		(274)
Warrants and stock options granted		199				199
Warrants and stock options granted (Shares)						336,603
Capital increase	44	714				758
Provision for retirement indemnities				70		70
Ending Balance at Dec. 31, 2011	€ 1,784	€ 39,784	€ (28,093)	€ (3,590)	€ (1,172)	€ 8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004

1-Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
1-Summary Of Significant Accounting Policies [Text Block]
1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1-1 Nature of operations

EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces devices for treating stones of the urinary tract and localized prostate cancer. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy and Asia.

The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.

1-2 Management estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1-3 Consolidation

The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early 1997. Edap Technomed Co. Ltd. was created in late 1996.  EDAP TMS Gmbh was created in July 2006. EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in 2008. All intercompany transactions and balances are eliminated in consolidation

1-4 Revenue recognition

Sales of goods:

For medical device sales with no significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one-year warranty upon installation. The Company accrues for the estimated training and warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.

Sales of RPPs and leases:

Revenues related to the sale of Ablatherm treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Sales of spare parts and services:

Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one year and are recognized on a linear basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.

1-5 Shipping and handling costs

The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.

1-6 Cash equivalents and short term investments

Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.

Cash investments with a maturity higher than 90 days are considered as short-term investments.

1-7 Accounts Receivables

Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors.

1-8 Inventories

Inventories are valued at the lower of manufacturing cost, which is principally comprised of components and labor costs, or market (net realizable value). Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

1-9 Property and equipment

Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:

Leasehold improvements	10 years or lease term if shorter
Equipment	3-10 years
Furniture, fixtures, fittings and other	2-10 years

Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-10 Long-lived assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

1-11 Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents	5 years
Licenses	5 years
Trade name and trademark	7 years

1-12	Treasury Stocks

Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-13 Warranty expenses

The Company generally provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to €362 thousand, €555 thousand and €738 thousand for the years ended December 31 2011, 2010 and 2009 respectively.

1-14 Income taxes

The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.

As of January 1, 2007, the Company adopted FIN48 (now ASC 740) "Accounting for uncertainty in income tax". Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

1-15 Research and development costs

Research and development costs are recorded as an expense in the period in which they are incurred.

The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash .

In 2009, the Company reviewed the presentation of its research tax credit and elected to change for the preferred classification as permitted under ASC 250-10.

The research tax credit amounted to €411 thousand, €327 thousand and €452 thousand for the years ended December 31 2011, 2010 and 2009 respectively.

1-16 Advertising costs

Advertising costs are recorded as an expense in the period in which they are incurred.  Advertising costs amounted to €652 thousand, €920 thousand and €1,090 thousand for the years ended December 31 2011, 2010 and 2009 respectively.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-17 Foreign currency translation and transactions

Translation of the financial statements of consolidated companies

The reporting currency of EDAP TMS S.A. for all years presented is the euro (€).  The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:

·	assets and liabilities are translated at year-end exchange rates;
·	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
·	statement of income items are translated at average exchange rates for the year; and
·	translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.

1-18 Earnings per share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

1-19 Derivative instruments

ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses from derivative instruments are recorded in the income statement.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-20 Employee stock option plans

At December 31, 2011, the Company had four stock-based employee compensation plans. The Company adopted ASC 718, “Share-Based Payment”, effective January 1, 2006. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011 (1)	2010	2009 (1)
Weighted-average expected life (years)	—	6.25	—
Expected volatility rates	—	87%	—
Expected dividend yield	—	—	—
Risk-free interest rate	—	2.32%	—
Weighted-average exercise price (€)	—	2.23	—
Weighted-average fair value of options granted during the year (€)	—	1.45	—

(1) The Company did not make any grants during the years ended December 31, 2009 and 2011.

1-21 Convertible debentures and detachable warrants

Convertible Debentures

On October 29, 2007, the Company issued $20 million in aggregate principal amount of non-secured, convertible debentures (the “Convertible Debentures”) with detachable warrants (the “Investors Warrants” as defined below). See Note 14 for further discussion. At the inception date, the Company elected to measure the instrument and the embedded derivatives in their entirety at fair value, with changes in fair value reported in the income statement under financial income, in accordance with ASC 815. Thus, the Convertible Debentures together with their embedded derivatives are recorded as a liability, with subsequent changes in fair value recorded in financial income and expenses. The Company used a binomial valuation model to measure the fair value of the Investor Warrants and a binomial valuation model with a Company specific credit spread to measure the fair value of the Convertible Debentures.

  Warrants:

As part of the October 2007 $20 million issuance of the 9% Convertible Debentures, the Company issued Warrants (as defined below) to both the investors in the Convertible Debentures and to the bank that assisted us as the Placement Agent. See Note 14 for further discussion.

In accordance with ASC 815, the warrants issued to the investors in the Convertible Debentures (“Investor Warrants”) and the Placement Agent (“Placement Agent Warrants” and together with the Investor Warrants, the “Warrants”) are classified as a liability because the Company may be required to net-cash and settle them upon the occurrence of certain events outside the control of the Company. The Company accounted for the Warrants based on their fair value at inception date, with subsequent changes in fair value recorded as financial earnings (or loss) as each balance sheet date. The Company used a Black & Scholes pricing model to determine the fair value of the Warrants. The application of the model to the Warrants therefore requires the use of subjective assumptions, including historical share price volatility, the expected life of the Warrants and our risk-free interest rate, and the liquidity discount factor. A change in one or more of these assumptions could result in a material change to the estimated fair value of the vested Warrants.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

1-22 Leases and Sales and leaseback transactions

In accordance with ASC 840, Accounting for Leases, the Company   classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one of the following criteria; otherwise, it is an operating lease:
-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property\'s estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

The Company enters into sale and leaseback transactions from time to time. In accordance with ASC 840, any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.

1-23 New accounting pronouncements

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that requires entities to allocate revenue in multiple-element arrangements using estimated selling prices of the delivered goods and services based on a selling price hierarchy. This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. This new approach is effective prospectively for multiple-element revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The Company does not expect adoption to have a material impact on the Company’s financial position or results of operations.

2-Cash Equivalents And Short Term Investments	12 Months Ended
Dec. 31, 2011
2-Cash Equivalents And Short Term Investments [Text Block]
2—CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents are comprised of the following:
	December 31,
	2011	2010
Total cash and cash equivalents	4,900	7,369
Short term investments	1,572	1,519
Total cash and cash equivalents, and short term investments	6,472	8,888

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.

3-Trade Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2011
3-Trade Accounts And Notes Receivable, Net [Text Block]
3—TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:
	December 31,
	2011	2010
Trade accounts receivable	15,570	16,234
Notes receivable	684	286
Less: allowance for doubtful accounts	(962)	(1,079)
Total	15,292	15,441

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to €191 thousand, €200 thousand and €332 thousand, for the years ended December 31, 2011, 2010, and 2009.

4-Other Receivables	12 Months Ended
Dec. 31, 2011
4-Other Receivables [Text Block]
4—OTHER RECEIVABLES

Other receivables consist of the following:
	December 31,
	2011	2010
Value-added taxes receivable	220	221
Research and development tax credit receivable from the French State	426	327
Personnel advances	37	47
Other receivables from the French State	-	-
Others	37	55
Total	720	650

5-Inventories	12 Months Ended
Dec. 31, 2011
5-Inventories [Text Block]
5—INVENTORIES

Inventories consist of the following:
	December 31,
	2011	2010
Components, spare parts	3,657	3,754
Work-in-progress	573	329
Finished goods	856	705
Total gross inventories	5,086	4,789
Less: provision for slow-moving inventory	(1,167)	(871)
Total	3,920	3,917

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to €428 thousand, €184thousand and €196 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

6-Other Assets	12 Months Ended
Dec. 31, 2011
6-Other Assets [Text Block]
6—OTHER ASSETS

Other assets consist of the following:
	December 31,
	2011	2010
Deferred financing costs , current portion	31	224
Other prepaid expenses, current portion	590	463
Total	621	687

	December 31,
	2011	2010
Deferred financing costs , non-current	0	187

Deferred financing costs related to the debentures issued in the October 2007 private placement are being amortized over 5 years, the duration of the debt. In case of debt reimbursement through earlier conversion, the amortization is then accelerated. The amortization of deferred financing costs, which is classified as financial expense, net, amounted to €224 thousand, €920 thousand and €470 thousand, for the years ended December 31, 2011, 2010 and 2009, respectively.

7-Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
7-Property And Equipment, Net [Text Block]
7—PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:
	December 31,
	2011	2010
Equipment	8,286	8,369
Furniture, fixture, and fittings and other	2,785	2,727
Total gross value	11,071	11,096
Less: accumulated depreciation and amortization	(8,536)	(8,219)
Total	2,534	2,877

Depreciation and amortization expense related to property and equipment amounted to €870 thousand, to €950 thousand and €1,097 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Capitalized costs on equipment held under capital leases of €3,426 thousand and €3,326 thousand and are included in property and equipment at December 31, 2011 and 2010, respectively. Accumulated amortization of these assets leased to third parties was €2,454 thousand and €2,086 thousand, at December 31, 2011 and 2010, respectively. Amortization expense on assets held under capital leases is included in total amortization expense and amounted to €333 thousand, €333 thousand and €350 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

8-Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
8-Goodwill And Intangible Assets [Text Block]
8—GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-11, the Company adopted ASC 350, ‘‘Goodwill and Other Intangible Assets’’, on January 1, 2002. ASC 350 requires that goodwill and other intangible assets that have indefinite lives not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment, as the components within each operating segment have similar economic characteristics and thus do not represent separate reporting units. Goodwill amounts to €1,767 thousand for the UDS division and to €645 thousand for the HIFU division, at December 31, 2011.

The Company completed the required annual impairment test in the fourth quarter of 2011. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two reportable units. The main assumptions used are the following: (i) a five-year business plan approved by management in late 2011, (ii) a discount rate of 15% for HIFU, 10% for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit\'s book value, which resulted in no goodwill impairment.

A one percentage point increase in the HIFU discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. Similarly, a one percentage point increase in the UDS discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. A zero growth rate in the Company’s UDS business plan would not lead the Company to record any impairment charge. A 10% growth rate in the Company’s HIFU business plan would not lead the Company to record any impairment charge.

Intangible assets consist of the following:
	December 31,
	2011	2010
Licenses	412	401
Trade name and trademark	723	682
Patents	412	412
Organization costs	363	363
Total gross value	1,910	1,858
Less: accumulated amortization	(1,843)	(1,776)
Total	68	82

 Amortization expenses related to intangible assets amounted to €14 thousand, €36 thousand and €32 thousand, for the years ended December 31, 2011, 2010 and 2009, respectively.

For the two coming years, the annual estimated amortization expense for intangible assets will be approximately €10 thousand.

9-Trade Accounts And Notes Payable	12 Months Ended
Dec. 31, 2011
9-Trade Accounts And Notes Payable [Text Block]
9—TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:
	December 31,
	2011	2010
Trade accounts payable	4,333	4,309
Notes payable	1,961	1,589
Total	6,294	5,899

Trade accounts payable usually represent invoices with a due date of 90 days or less.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

10-Deferred Revenues	12 Months Ended
Dec. 31, 2011
10-Deferred Revenues [Text Block]
10—DEFERRED REVENUES

Deferred revenues consist of the following:
	December 31,
	2011	2010
Deferred revenues on maintenance contracts	329	338
Deferred revenue on RPP	24	41
Deferred revenue on sale of devices	284	437
Deferral of the gain on sale-lease-back transactions	39	58
Total	676	875
Less long term portion	258	297
Current portion	417	578

11-Other Accrued Liabilities	12 Months Ended
Dec. 31, 2011
11-Other Accrued Liabilities [Text Block]
11—OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:
	December 31,
	2011	2010
Provision for warranty costs	1,287	1,402
Value added tax payable	342	531
Accruals for social expenses	278	624
Conditional government subsidies (1)	519	621
Retirement indemnities	94	78
Accrued interests	183	254
Others	262	259
Total	2,965	3,768

(1) The maturity of conditional government subsidies depends on the nature of the project.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Changes in the provision for warranty costs are as follows:
	December 31,
	2011	2010
Beginning of year	1,402	1,295
Amount used during the year (payments)	(477)	(448)
New warranty expenses	362	555
End of year	1,287	1,402

12-Lease Obligations	12 Months Ended
Dec. 31, 2011
12-Lease Obligations [Text Block]
12—LEASE OBLIGATIONS

12-1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2011, this equipment consists of medical devices for an amount of €1108 thousand and vehicles for an amount of   €144 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2011 are as follows:

December 31, 2011

2012	609
2013	424
2014	162
Thereafter	151
Total minimum lease payments	1,346
Less: amount representing interest	(95)
Present value of minimum lease payments	1,251
Less: current portion	557
Long-term portion	695

Interest paid under capital lease obligations was €81 thousand, €115 thousand, and €150 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

12-2 Operating leases

As of December 31, 2011, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:
	France	Japan

2012	264	265
2013	264	67
2014	264	4
Total	792	336

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Total rent expenses under operating leases amounted to €751 thousand, €790 thousand and €822 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.

13-Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
13-Short-Term Borrowings [Text Block]
13—SHORT-TERM BORROWINGS

As of December 31, 2011, short-term borrowings consist mainly of €685 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to €1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	January 20, 2012	Euribor + 0,5%

As of December 31, 2010, short-term borrowings consist of €1,031 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to €1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	January 20, 2011	Euribor + 0,5%

14-Long-Term Debt	12 Months Ended
Dec. 31, 2011
14-Long-Term Debt [Text Block]
14—LONG-TERM DEBT

Long-term debt consists of the following:
	December 31,
	2011	2010
Japanese yen term loan	728	675
Italy term loan	215	315
Malaysia term loan	15
Convertible debentures carried at fair value	7,085	8,121

Investor Warrants	195	1,287
Placement Agent Warrants	-	-
Financial instruments carried at fair value	195	1,287
Total	8,238	10,397
Less current portion	7,518	(322)
Total long-term portion	720	10,075

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Long-term debt at December 31, 2011 matures as follows:
2012	7,518
2013	241
2014	136
2015	101
2016	95
2017	93
2018	56
Total	8,238

As of December 31, 2011, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

As of December 31, 2010, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	30,000,000	November 17, 2011	2.87%
	10,000,000	July 17 , 2014	2.00%
	10,000,000	March 31, 2015	0,10%
	50,000,000	September 30, 2015	1.60%

As of December 31, 2011, long-term debt in Italy consists of a loan in euro amounting to €404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.
As of December 31, 2010 and December 31, 2011, long-term debt in USD consists of a $10.5 million convertible debt with Warrants raised on October 29, 2007 through a Private Investment in Public Equity deal with selected investors – see Note 1-21 on the accounting treatment of the convertible debentures and the detachable Investors Warrants.
At inception date, the fair value of the convertible debentures and detachable warrants was $20 million. The Company has allocated the proceeds to the fair value of the debt host and the Investors Warrants.
The $20 million convertible debt was in the form of 20,000 debentures with a face value of $1,000 and each bond is convertible into 152 shares of common stock at any time at the election of the holder, using a conversion price of $6.57, subject to standard anti-dilution adjustments.
The debentures mature in five years (October 28, 2012) and bear an annual interest rate of 9% payable on a quarterly basis in cash or in common stock, at the option of the Company (decision made every quarter) with a 10% discount price over the average market price of common stock.
Investors in the convertible debentures also received an aggregate number of 1,680,000 detachable Investors Warrants to purchase one share of common stock for each warrant. The Investors Warrants have a six-year term and an exercise price of $6.87, subject to standard anti-dilutive adjustments.
The Company also granted to the bank acting as placement agent in the transaction Placement Agent Warrants to purchase 188,965 shares of common stock, with a five-year term and the following exercise prices: 121,765 shares at $6.57 and 67,200 shares at $6.87.
On August 24, 2009, one holder of Convertible Debentures elected to convert 2,892 debentures representing a total value of $2.892 million. Under the terms of the Convertible Debentures, the 2,892 Convertible Debentures have been converted into 440,182 new shares, using the conversion price of $6.57

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On October 30, 2009, our shareholders adopted several resolutions allowing the Board of Directors to renegotiate our indebtedness with the maximum flexibility while staying within the limit of the dilution already authorized by shareholders on October 30, 2007 and February 26, 2009. On November 16, 2009, pursuant to these resolutions, the Board of Directors issued a Supplement to the current debentures offering a 12-month option to the bondholders to convert their debentures earlier out-of-the-money and be compensated by the payment of an accelerated interest premium, payable in shares, within the already authorized dilution limits. This Supplement was unanimously approved by the debenture holders on December 3, 2009, convened in a General Meeting (Masse).

During the year 2010, 2,050 debentures have been converted under this Supplement for a total value of $2.050 million. The 2,050 debentures have been converted into 312,023 new shares, using the conversion price of $6.57. The accelerated interest premium represented a total amount of $0.487 million and triggered the issuance of 128,181 new shares.

O n June 24, 2010, our shareholders adopted several new resolutions and extended the validity of existing ones, allowing the Board of Directors to renegotiate our indebtedness with the maximum flexibility while remaining within the limit of the dilution already approved by shareholders, hence authorizing the issuance of a maximum of 6,512,370 new shares.

On December 29, 2010, the Company entered into an amendment to the Securities Purchase Agreement dated as of October 29, 2007, relating to the issuance and sales of the Company’s Convertible Debentures and Warrants in order to exempt exchanges of the Company’s ordinary shares for outstanding Convertible Debentures or Warrants from the anti-dilution provisions of those instruments.

Pursuant to shareholders’ authorization and upon the Board of Directors delegation, the management extended an offer to all senior debenture and warrant holders to exchange all of their Convertible Debentures and Warrants against ADRs in order to redeem part of our outstanding convertible debt. On December 29, 30 and 31, 2010, the Company entered into specific exchange agreements (the “Exchange Agreements”) with some of the debenture and warrant holders. Pursuant to these Exchange Agreements, the Company issued 1,441,743 new ordinary shares in the form of ADRs in exchange for 4,558 senior debentures and 986,965 Warrants, reducing the nominal amount of our outstanding convertible debt to $10.5 million.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of our outstanding 9% Senior Convertible Debentures due October 29, 2012 and warrants to purchase up to 882,000 ordinary shares at an exercise price of $6.87 per share.  Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs; and
·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash (collectively, the “Exchange”).

On January 25, 2012, the Company closed the Exchange and all of the Convertible Debentures and the warrants were exchanged for the New Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the January 2012 Warrants and $500,000 in cash.

See Note 31 – Subsequent Significant Events as of April 26, 2012, for the description and the proforma impacts of the Exchange Agreement.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Observable and unobservable inputs for fair value measurements: Given the classification established by ASC 820, the following table indicates each input or assumption and the level it belongs to:

Input	ASC 820 level	Comment
Share price	Level 1	Quoted price directly linked to the instrument
Risk free rate	Level 2	Observable input
Volatility	Level 3	Unobservable input
Credit Spread	Level 3	Unobservable input
Liquidity discount	Level 3	Unobservable input

Fair Value of  Investor Warrants:

The valuation model of Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments, and notably the possibility to exercise the call option at any time from the inception date. For subsequent years, the Company used a Black & Scholes valuation model.

As of October 29, 2007, the binomial model uses the following main assumptions and parameters:
-	Share price at inception date: $5.95
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 4.11%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

As of December 31, 2010, the Black & Scholes model uses the following main assumptions and parameters:
-	Share price at closing date: $5.64
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 0.95%
-	Share price volatility: 107%
-	Liquidity discount factor: 42.66%

As of December 31, 2011, the Black & Scholes model uses the following main assumptions and parameters:
-	Share price at closing date: $1.69
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the unit fair value of Investor Warrants was $2.32 per warrant at inception date, $0.29 per warrant as of December 31, 2011, and $1.95 per warrant as of December 31, 2010. The total fair value for the 1,680,000 issued Investor Warrants was $3.890 million at inception date and $1.719 million at December 31, 2010.

As of December 31, 2011, the total fair value for the 882,000 remaining Investor Warrants was $253 thousand.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of the Convertible Debt:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2010 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 29.96%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2010 was $7.863 million taking into account the remaining 10,500 debentures.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:
-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

As of December 31, 2010, the binomial model uses the following main assumptions and parameters:
-	Share price at closing date: $5.64
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.56%
-	Share price volatility: 107%
-	Liquidity discount factor: 42.66%

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:
-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was  $5.780 million ($7.909 million before liquidity discount) at inception date, $2.988 million ($5.211 million before liquidity discount) as of December 31, 2010, and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

Placement Agent Warrants :

As part of the transaction costs, the Company granted to the bank acting as placement agent in the transaction Placement Agent Warrants to purchase 188,965 shares of common stock, with a five year term and the following exercise prices: 121,765 shares at $6.57 per share and 67,200 shares at $6.87 per share. The fair value of the Placement Agent Warrants has been valued using the Black-Scholes option valuation method, using a 4.04% risk free interest rate and a 75% volatility at inception date, and a 1.56% risk free interest rate and a 80% stock volatility at December 31, 2009.

At December 31, 2010, all the Placement Agent Warrants had been exchanged against ADRs.

The following table summarizes the fair value of the entire indebtedness related to the Convertible Debentures, Investor Warrants and Placement Agent Warrants:

In ‘000 US Dollars	Total Fair Value At inception date	Total Fair Value At December 31, 2010	Total Fair Value At December 31, 2011	Conversion	Change in Fair Value in USD 2011 vs 2010
Convertible debt	16,110	10,851	9,167	-	(1,683)
Investor Warrants	3,890	1,719	253	-	(1,467)
Total	20,000	12,570	9,420	-	(3,150)
Placement Agent Warrants at $6.57	448	-	-	-	-
Placement Agent Warrants at $6.87	244	-	-	-	-
Total	20,692	12,570	9,420	-	(3,150)

The following table reflects the impact after translation in euros:

In ‘000 Euros	Total Fair Value At inception date	Total Fair Value At December 31, 2010	Total Fair Value At December 31, 2011	Conversion and exchange	Change in Fair Value in EUR (reflected in Financial income – See Note 20)	Exchange rate impact
Exchange Rate (USD/EUR)	1.4548	1.3362	1.2938	-	-	-
Convertible debt	11,074	8,121	7,085	-	(1,301)	266
Investor Warrants	2,674	1,287	195	-	(1,113)	42
Total	13,748	9,407	7,281	-	(2,435)	308
Placement Agent Warrants	476	-	-	-	-	-
Total	14,224	9,407	7,281	-	(2,435)	308

15-Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
15-Other Long-Term Liabilities [Text Block]
15—OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:
	December 31,
	2011	2010
Provision for retirement indemnities	1,158	1,047
Other	-	-
Total	1,158	1,047

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, certain subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2011 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. The largest part of this liability relates to employees in France. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases. Calculations have been performed by an actuary consultant.

The actuarial assumptions as of year-end are as follows:
	Pension Benefits – France
	2011	2010	2009

Discount rate	4.70%	4.60%	5.00%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	25	25	26

	Pension Benefits – Japan
	2011	2010	2009

Discount rate	1.00%	1.00%	1.25%
Salary increase	1.50%	2.30%	1.80%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The reconciliation between projected benefit obligations and the accumulated benefit obligations is as follows as of December 31, 2011 (in thousands of euros):

	France	Japan

Projected benefit obligation	386	646
Normal cost	31	68
Accumulated benefit obligation	264	570

Provision presentation according to ASC 715 in euro:
	France	Japan
Non current liabilities	386,049	552,399
Current liabilities	-	94,036
Non current asset	-	-
Accumulated other comprehensive income	25,202	(198,981)
Total	411,251	447,454

Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2011:

France	2011	2010	2009

Change in benefit obligations
Benefit obligations at beginning of year	371	262	256
Service cost	31	21	23
Interest cost	17	13	14
Plan amendments		31	-
(gain) / loss	(33)	43	(24)
Benefits paid	-	-	(7)
Benefit obligations at end of year	386	371	262

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-
Employer contribution	-	-	7
Return on plan assets	-	-	-
Benefits paid	-	-	(7)
Fair value of plan assets at end of year	-	-	-

Unrecognized actuarial (gain) loss	(56)	(23)	(68)
Unrecognized prior service cost	31	31	-
Accrued pension cost	411	363	330

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Japan	2011	2010	2009

Change in benefit obligations
Benefit obligations at beginning of year	562	435	392
Service cost	68	50	45
Interest cost	6	6	5
Plan amendments	-	-	-
Termination benefits	-	-	-
(gain) / loss	37	68	14
Benefits paid	-	(95)	-
Exchange rate impact	47	98	(21)
Benefit obligations at end of year	646	562	435

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-
Employer contribution	-	-	-
Return on plan assets	-	-	-
Benefits paid	-	-	-
Fair value of plan assets at end of year	-	-	-

Unrecognized actuarial (gain) loss	199	236	149
Unrecognized prior service cost	-	-	-
Accrued pension cost	447	326	285

16-Shareholders Equity	12 Months Ended
Dec. 31, 2011
16-Shareholders Equity [Text Block]
16—SHAREHOLDERS’ EQUITY

16-1 Common stock

As of December 31, 2011, EDAP TMS S.A.’s common stock consisted of 13,726,532 issued shares, fully paid, and with a par value of €0.13 each. 13,345,004 of the shares were outstanding.

16-2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

16-3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception. Distributable statutory retained earnings amounted to €16,285 thousand and €19,465 thousand at December 31, 2011 and 2010, respectively. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

16-4 Treasury stock

As of December 31, 2011, the 381,528 shares of treasury stock consisted of (i) 331,988 shares acquired between August and December 1998 for €956 thousand, and (ii) 49,540 shares acquired in June and July 2001 for €150 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 16-5).

16-5 Stock-option plans

As of December 31, 2011, EDAP TMS S.A. sponsored four stock purchase and subscription option plans:
On June 12, 2001, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 300,000 options to purchase pre-existing Shares, at a fixed exercise price to be set by the Supervisory Board. Under this plan, 3,425 options are still in force on December 31, 2011.

On January 29, 2004, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 240,000 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Under this plan, 124,000 options are still in force on December 31, 2011.

On May 22, 2007, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares and up to 105,328 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the 105,328 Shares that may be purchased through the exercise of stock options are currently held as treasury stock.

Conforming to this stock option plan, on October 29, 2007, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at €3.99 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of October 29, 2011 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on October 29, 2017 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2007 the total fair value of the options granted under this plan was €1,731 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2009 Operating Income was €333 thousand. The impact on 2010 operating income, in accordance with ASC 718 was €167 thousand. The impact on 2011 operating income was €53 thousand.

Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted the remaining 95,912 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at €1.88 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At June 25, 2010 the total fair value of the options granted under this plan was €143 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was €39 thousand. The impact on 2011 operating income was €56 thousand.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On June 24, 2010, the shareholders authorized the Board of Directors to grant up to 229,100 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted 229,100 options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at €2.38 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.  At June 24, 2010 the total fair value of the options granted under this plan was €328 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was €82 thousand. The impact on 2011 operating income was €90 thousand.

On February 17, 2005, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 625,000 free shares to be issued to certain employees of the Company, subject to compliance with the conditions and performance criteria fixed by the Board of Directors. On July 3, 2009, only 11,775 free shares out of the 625,000 right allocated, have been issued to certain employees of the Company upon reaching one performance milestone. All remaining rights to subscribe to free shares were cancelled as corresponding performance milestones were not met. As of December 31, 2010, no more right to subscribe to new shares was valid.

As of December 31, 2011, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:
	2011		2010		2009
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	906,775	3.19	656,013	3.57	706,725	3.51
Granted	-	-	325,012	2.23	-	-
Exercised	-	-	(18,000)	2.15	(24,212)	2.07
Forfeited	(51,750)	3.03	(56,250)	2.45	(26,500)	3.36
Expired	(25,000)	2.08	-	-	-	-
Outstanding on December 31,	830,025	3.23	906,775	3.19	656,013	3.57
Exercisable on December 31,	621,516	3.50	486,446	3.52	420,719	3.33
Share purchase options available for grant on December 31	72,003		16,003		105,328

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2011:
	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
3.99	424,588	5.8	3.99	424,588	3.99
2.60	124,000	2.2	2.60	124,000	2.60
2.38	182,100	7.5	2.38	45,525	2.38
2.02 (1)	3,425	0.5	2.02	3,425	2.02
1.88	95,912	7.5	1.88	23,978	1.88
1.88 to 3.99	830,025	4.7	3.18	621,516	3.43

(1)	All the 3,425 options were granted on June 18, 2002 with an exercise price expressed in U.S. dollars ($1.92) and converted here to euros based on the noon buying rate on June 18, 2002 ($1 = €1.0545).

A summary of the status of the non-vested shares as of December 31, 2011, and changes during the year ended December, 2011, is presented below:
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2011	420,243	1.85
Granted	0	0
Vested	(175,547)	2.37
Forfeited	(36,187)	1.65
Non-vested at December 31, 2011	208,509	1.45

17-Other Revenues	12 Months Ended
Dec. 31, 2011
17-Other Revenues [Text Block]
17—OTHER REVENUES

Other revenues consist of the following:
	2011	2010	2009
Royalties	-	-	-
Grants and others	20	506	46
Total	20	506	46

In 2011, other revenues consist of  €20 thousand due to the sale of a license.

In 2010, other revenues consist mainly of €500 thousand of French Government grant as part of a small businesses aid program

In 2009, other revenues were mainly comprised of training and consulting services.

18-Research And Development Expenses	12 Months Ended
Dec. 31, 2011
18-Research And Development Expenses [Text Block]
18—RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:
	2011	2010	2009
Gross research and development expenses	(2,847)	(3,958)	(4,103)
Research Tax Credit and grants	415	690	452
Net Research and development expenses	(2,432)	(3,268)	(3,651)

19-Non-Recurring Operating Expenses	12 Months Ended
Dec. 31, 2011
19-Non-Recurring Operating Expenses [Text Block]	19—NON-RECURRING OPERATING EXPENSES In 2011, 2010 and 2009, there were no non-recurring expenses.

20-Financial Income, Net	12 Months Ended
Dec. 31, 2011
20-Financial Income, Net [Text Block]
20—FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:
	2011	2010	2009
Interest income	185	265	252
Interest expense	(875)	(2,136)	(1,454)
Depreciation of prepaid expenses on debt grant	(224)	(920)	(469)
Changes in fair value of the Convertible Debentures	1,301	(3,434)	(2,342)
Changes in fair value of the Investor Warrants	1,133	(2,311)	(323)
Changes in fair value of the Placement Agent Warrants	-	(307)	(53)
Total	1,522	(8,844)	(4,390)

The interest expense related to the payment of the 9% interest coupon on the Convertible Debentures amounted to €687 thousand, €1,058 thousand and €1,214 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

21-Income Taxes	12 Months Ended
Dec. 31, 2011
21-Income Taxes [Text Block]
21—INCOME TAXES

21-1 Loss before income taxes
Loss before income taxes is comprised of the following:	2011	2010	2009
France	1,192	(8,972)	(6,153)
EDAP Inc	(1,146)	(2,143)	(1,848)
Other countries	(589)	(663)	307
Total	(543)	(11,778)	(7,694)

21-2 Income tax (expense)/ benefit
Income tax (expense)/benefit consists of the following:	2011	2010	2009
Current income tax expense:
France	(95)	(818)	-
Other countries	(45)	(49)	(79)
Sub-total current income tax expense	(140)	(866)	(79)
Deferred income tax (expense) benefit:
France	(0)	(13)	(50)
Other countries	(255)	(60)	57
Sub-total deferred income tax (expense) benefit	(255)	(73)	7
Total	(395)	(939)	(72)

21-3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2011	2010
Elimination of intercompany profit in inventory	223	128
Elimination of intercompany profit in fixed assets	193	267
Other items	808	827
Net operating loss carryforwards	17,426	15,496
Total deferred tax assets	18,650	16,718
Capital leases treated as operating leases for tax	(140)	(164)
Other items	(10)	(11)
Total deferred tax liabilities	(150)	(175)
Net deferred tax assets	18,500	16,543
Valuation allowance for deferred tax assets	(18,474)	(16,261)
Deferred tax assets (liabilities), net of allowance	26	282

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Net operating loss carryforwards of €9,605 thousand, €1,717 thousand, €2,106 thousand, €391 thousand, €427 thousand and €35,862 thousand as of December 31, 2011 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, Edap Technomed Sdn Bhd Malaysia, EDAP TMS GmbH and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of €17,426 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2011, €16,126 thousand out of these €17,426 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2013 through 2031. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

Deferred taxes have not been provided on the undistributed earnings of domestic subsidiaries as these earnings, with the exception of the earnings of EDAP-TMS France SAS, which benefited from the tax exemption, can be distributed tax-free to EDAP TMS S.A. The tax-exempted earnings of EDAP-TMS France SAS would normally be taxable if distributed to EDAP TMS S.A. via dividends. However, no taxes will be due if the Company first incorporates these earnings into statutory capital and then makes a distribution via a statutory capital reduction (redemption). As the Company intends on implementing this tax planning opportunity in the event a distribution were to be made, no deferred taxes have been provided on these earnings.

21-4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:
	2011	2010	2009
French statutory rate	34.4%	33.8%	33.8%
Income of foreign subsidiaries taxed at different tax rates	12.6%	0.6%	0.4%
Effect of net operating loss carry-forwards and valuation allowances	(287.3%)	(28.3%)	(35.1%)
Non taxable debt fair value variation	154.1%	(17.4%)	(11.9%)
Non deductible entertainment expenses	9.5%	0.4%	0.7%
Other	4%	2.9%	11.3%
Effective tax rate	(72.7%)	(8.0%)	(0.9%)

21-5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2011 there is no uncertainty in the Company’s tax positions.

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of €772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C-214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included €374,156 of late interest. The Company reversed consequently the €50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

 As a result, the effect on the retained earnings is the following:
	Unrecognized tax benefits
	2011	2010	2009
Balance as of January 1 st ,	-	(50)	-
Impact of tax positions taken during a prior period	-	-	-
Impact of tax positions taken during the current period	-	-	(50)
Impact of settlements with taxing authorities	-	50	-
Impact of a lapse of the applicable statute of limitations	-	-	-
Balance as of December 31 st ,	-	-	(50)

As the state aid received in 1994 was an income tax credit, the payment of €773 thousand has been recognized as an income tax in 2010 .The tax years that remain subject to examination by major tax jurisdictions are 2009, 2010 and 2011.

22-Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
22-Earnings (Loss) Per Share [Text Block]
22—EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2011, 2010 and 2009 is as follows:

	For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010			For the year ended Dec. 31, 2009
	Income in euro (Numerator)	Shares (Denomin- ator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)	(7,765,901)	10,510,305	(0.74)
Effect of dilutive securities:
Stock options only in the money		(8,981)			85,834			57,258
Diluted EPS
Income (Loss) available to
common shareholders,
including assumed
Conversions	(938,636)	13,094,235	(0.07)	(12,717,105)	13,094,235	(0.98)	(7,765,901)	10,567,563	(0.74)

23-Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
23-Commitments And Contingencies [Text Block]
23—COMMITMENTS AND CONTINGENCIES

23-1 Commitments

The Company currently has commitments regarding its operating leases as described in Note 12-2.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The Company also has commitments regarding its Convertible Debentures and Warrants. Under the terms of the registration rights agreement the Company entered into in connection with the October 2007 private placement, the Company agreed to secure the registration of a portion of the securities deliverable upon conversion of the Convertible Debentures and in payment of interest under the Convertible Debentures by certain dates, and the Company agreed to secure the registration of the remaining securities deliverable on conversion of the Convertible Debentures and all of the securities deliverable upon exercise of the Warrants by certain dates, with penalties, including payment of liquidated damages in case of a default of these commitments. Also, the Company committed to a certain number of covenants regarding its convertible debentures and Warrants, and any event of default on these covenants could require the early repayment of the Convertible Debentures at the mandatory default amount, including all other amounts of interest, costs, expenses and liquidated damages due in respect of the defaulted Convertible Debentures.

23-2 Litigation

As of the date of these financial statements, the Company is not involved in any material legal proceedings.

23-3 Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note 1-13 and Note 11.

24-Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
24-Fair Value Of Financial Instruments [Text Block]
24—FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosure of the estimated fair value of financial instruments was made in accordance with the requirements of ASC 825 ‘‘Disclosure about fair value of financial instruments.’’ The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. The estimates of fair values of the Company’s financial instruments are compared below to the recorded amounts at December 31, 2011 and 2010.
	December 31,		December 31,
	2011 Recorded Value	2011 Estimated Fair Value	2010 Recorded Value	2010 Estimated Fair Value
Assets:
Cash and cash equivalents	4,900	4,900	7,369	7,369
Trade accounts and notes receivable, net	15,292	15,292	15,441	15,441
Short term investments	1,572	1,572	1,519	1,519
Liabilities:
Short-term borrowings	1,700	1,700	2,031	2,031
Trade accounts payable	4,333	4,333	4,309	4,309
Notes payable	1,962	1,962	1,589	1,589
Convertible Debentures and other Long Term Debt	7,085	7,085	8,121	8,121
Investor Warrants	195	195	1,287	1,287
Placement Agent Warrants			-	-

The recorded amount of cash and cash equivalents, restricted short term investment, investments available for sale, trade accounts and notes receivable (drafts), short-term borrowings, and trade accounts and notes payable (drafts) are a reasonable estimate of their fair value due to the short-term maturities of these instruments. The long-term debt is recorded at fair value.

25-Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2011
25-Concentration Of Credit Risk [Text Block]
25—CONCENTRATION OF CREDIT RISK

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts and notes receivable from customers, primarily located in France, Japan and the United States. The Company maintains cash deposits with major banks. Management periodically assesses the financial condition of these institutions and believes that any possible credit risk is limited.
The Company has procedures in effect to monitor the creditworthiness of its customers. The Company obtains bank guarantees for first-time or infrequent customers, and in certain cases obtains insurance against the risk of a payment default by the customer. The Company reviewed individual customer balances considering current and historical loss experience and general economic conditions in determining the allowance for doubtful accounts receivable of €1.3 million and €1.1 million, for the years ended December 31, 2011, and 2010, respectively.

Ultimate losses may vary from the current estimates, and any adjustments are reported in earnings in the periods in which they become known.

In 2011, 2010 and 2009, the Company did not generate significant revenue with a single customer.

26-Foreign Currency Transactions	12 Months Ended
Dec. 31, 2011
26-Foreign Currency Transactions [Text Block]
26—FOREIGN CURRENCY TRANSACTIONS

The Company generates a significant percentage of its revenues, and of its operating expenses, in currencies other than euro. The Company’s operating profitability could be materially adversely affected by large fluctuations in the rate of exchange between the euro and such other currencies. The Company engages in foreign exchange hedging activities when it deems necessary, but there can be no assurance that hedging activities will be offset by the impact of movements in exchange rates on the Company’s results of operations. As of December 31, 2011, there were no outstanding hedging instruments.

27-Segment Information	12 Months Ended
Dec. 31, 2011
27-Segment Information [Text Block]
27—SEGMENT INFORMATION

In July 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division and the Urological Devices and Services division. Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. The following tables set forth the key income statement figures, by segment for fiscal years 2011, 2010 and 2009 and the key balance sheet figures, by segment, for fiscal years 2011, 2010 and 2009.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, and goodwill are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2011	2010	2009
Segment operating loss	(2,497),	(3,818)	(3,202)
Financial income, net	1,522	(8,844)	(4,390)
Foreign Currency exchange (losses) gains, net	482	884	(101)
Other income, net	(50)	-	-
Income tax (expense) credit	(395)	(939)	(72)
Consolidated net loss	(938)	(12,717)	(7,766)

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by business unit is presented below for years ending December 31, 2011, 2010 and 2009:
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling expenses	(1,927)	(3,833)	(41)	-	(5,801)
G&A	(644)	(846)	(1,547)	(79)	(3,116)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	648	1,764	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2009
Sales of goods	3,663	10,113	-	-	13,775
Sales of RPPs & leases	4,267	1,177	-	-	5,444
Sales of spare parts and services	1,690	3,930	-	-	5,620
Total sales	9,620	15,219	-	-	24,839
Total net sales	9,620	15,219	-	-	24,839
External other revenues	7	39	-	-	46
Total revenues	9,627	15,258	-	-	24,885
Total COS	(4,173)	(10,040)	-	-	(14,213)
Gross margin	5,454	5,218	-	-	10,672
R&D	(974)	(868)	-	(1,810)	(3,652)
Selling expenses	(3,284)	(3,117)	-	-	(6,401)
G&A	(973)	(1,017)	(1,431)	(400)	(3,821)
Total expenses	(5,231)	(5,002)	(1,431)	(2,210)	(13,874)
Operating income (loss)	223	216	(1,431)	(2,210)	(3,202)
Total Assets	10,604	20, 322	9,065	387	40,378
Capital expenditures	309	410	19	2	740
Long-lived assets	2,685	3,327	158	99	6,269
Goodwill	645	1,767	-	-	2,412

28-Valuation Accounts	12 Months Ended
Dec. 31, 2011
28-Valuation Accounts [Text Block]
28—VALUATION ACCOUNTS

	Allowance for doubtful accounts	Slow- moving inventory

Restated balance as of January 1, 2009	792	1,412
Charges to costs and expenses	290	196
Deductions: write-off provided in prior periods	(220)	(803)
Restated balance as of December 31, 2009	862	805
Charges to costs and expenses	217	252
Deductions: write-off provided in prior periods	-	(186)
Restated balance as of December 31, 2010	1,079	871
Charges to costs and expenses	193	459
Deductions: write-off provided in prior periods	-	(164)
Restated balance as of December 31, 2011	1,272	1,166

29-Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2011
29-Supplemental Disclosures Of Cash Flow Information [Text Block]
29—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:
	2011	2010	2009
Income taxes paid (refunds received)	916	942	(13)
Interest paid	38	66	759
Interest received	40	43	44

Non-cash transactions:	2011	2010	2009
Capital lease obligations incurred	1,251	1,649	2,209

30-Related Party Transactions	12 Months Ended
Dec. 31, 2011
30-Related Party Transactions [Text Block]
30—RELATED PARTY TRANSACTIONS

The General Manager of the Company\'s Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts payable (‘Trade accounts and notes payable’) under this contract were €60 thousand, €59 thousand and €52 thousand for 2011, 2010 and 2009 respectively.

Dae You also acts as an agent to promote our medical devices in South Korea, and receives commissions on sales. Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to €768 thousand, €315 thousand and €234 thousand in 2011, 2010 and 2009 respectively. As of December 31, 2011, receivables (‘Net trade accounts and notes receivable’) amounted to €95 thousand and payables to €39 thousand. As of December 31, 2010, receivables from Dae You amounted to €33 thousand and our payables to them amounted to €21 thousand.

31-Subsequent Significant Events As Of March 31, 2011	12 Months Ended
Dec. 31, 2011
31-Subsequent Significant Events As Of March 31, 2011 [Text Block]
31—SUBSEQUENT SIGNIFICANT EVENTS AS OF APRIL 26, 2012

a) Distribution rights for Ablatherm®-HIFU treatment in Canada and the Caribbean

In January 2012, we regained the distribution rights for Ablatherm®-HIFU treatment in Canada and the Caribbean, following the expiration of the 2005 exclusive sales agreement with Maple Leaf HIFU on the North American market.  We are now in direct control of our ability to attempt to grow our presence among U.S. urologists and expand the off-shore potential of the HIFU treatment option for prostate cancer patients that is not yet available in the United States .

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

b) Exchange Agreement regarding the Convertibles Debentures and Warrants

On January 19, 2012, we entered into a privately negotiated Exchange Agreement with all holders of our outstanding 9% Senior Convertible Debentures due October 29, 2012 and warrants to purchase up to 882,000 ordinary shares at an exercise price of $6.87 per share.  Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs; and
·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash (collectively, the “Exchange”).

On January 25, 2012, we closed the Exchange and all of the Convertible Debentures and the warrants were exchanged for the New Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the January 2012 Warrants and $500,000 in cash, or a combination thereof as described above.

As result of the Exchange all of our Convertible Debentures and Warrants have been cancelled.

The table below summarizes the estimated proforma impacts of the Exchange on the Company’s financial statements as of December 31, 2011, with the assumptions that all market and economic parameters of the Exchange were the same as of January 25, 2012.

Amounts in thousands of euros	Dec. 31, 2011 before the Exchange Actual	Dec. 31, 2011 after the Exchange Proforma
Cash and cash equivalents	4,900	4,515
Short term borrowings	1,700	1,700
Current portion of long-term loans	238	238
Convertible debentures carried at fair value - current	7,085	0
Financial Instruments carried at fair value - current	195	0
Total Short terms debt	9,218	1,938
Non-current portion of long-term loans	720	720
Non-Convertible debentures carried at fair value - long-term	0	4,557
Financial Instruments carried at fair value - long-term	0	0
Total Long term debt	720	5,277
Shareholders\' Equity	8,714	11,052
Operating profit (loss)	(2,497)	(2,497)
Financial income, net	1,522	(820)
Net income (loss)	(938)	(3,280)

The December 31, 2011 proforma fair value of the New Debentures is a preliminary estimate and is still subject to further review and analysis.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

With the December 31, 2011 exchange rate of 1.3003 US Dollar for one Euro, the nominal value of the $10,000 thousand New Debentures was €7,691 thousand and their estimated proforma fair value was €4,557 thousand, which represents an estimated fair value adjustment of €3,134 thousand. The proforma fair value of the New Debentures and the related fair value adjustment to the nominal value are preliminary estimates and are still subject to further review and analysis.

As described hereafter, in the event we issue securities or other indebtedness for cash while the New Debentures remain outstanding, we are required to apply 40% of the net proceed to redeem the New Debentures. As a consequence in such event, a portion of the €3,134 thousand difference between the nominal value and the fair value of the New Debentures would be impacted to the consolidated statement of income as a financial expense.

The New Debentures are not convertible into ordinary shares or any other security of the Company.  Interest on the New Debentures will accrue at a rate of 9% per annum, payable quarterly as follows: commencing on the issuance date until October 29, 2012, interest may be paid, at our election, in cash or, subject to the satisfaction of certain conditions, in newly issued ordinary shares; and commencing on October 30, 2012 until repaid in full, interest may be paid, at the election of the holder, in cash or, subject to the satisfaction of certain conditions, in newly issued ordinary shares.  The New Debentures may be redeemed at our option, in whole or in part, at any time and from time to time; provided, that in the event we issue securities or other indebtedness for cash in a transaction primarily for the purpose of raising capital at any time while the New Debentures remain outstanding, then we are required to apply 40% of the net proceeds of any such issuance to redeem the New Debentures for cash.  Upon the occurrence of an “Event of Default” (as defined in the New Debentures), the outstanding principal amount plus accrued but unpaid interest and any other amounts owing under the New Debentures will become immediately due and payable in the amount of (i) 130% of the outstanding principal plus (ii) 100% of accrued but unpaid interest and any other amounts owing under the New Debentures.  The New Debentures also contain customary restrictive covenants which can be waived with the consent of holders of two thirds of the outstanding principal amount of the New Debentures, such as limitations on our ability to incur certain indebtedness, enter into, incur or suffer to exist certain liens, amend its charter documents in a manner adverse to holders of the New Debentures, pay dividends on its equity securities or enter into related party transactions.  A copy of the form of the New Debentures was furnished to the SEC on our report on Form 6-K dated January 27, 2012.  The foregoing description is qualified in its entirety by reference to the full text of such exhibit.

The January 2012 Warrants are exercisable immediately and will expire on January 24, 2022.  The initial exercise price for the January 2012 Warrants is the par value per ordinary share and the number of ordinary shares issuable upon exercise of the January 2012 Warrants and the exercise price per share are subject to customary anti-dilution adjustments for changes in our capital structure; provided, that in no event will the exercise price per share be less than the lowest exercise price per share allowed by applicable law.  The January 2012 Warrants also contain a provision that prohibits a holder from exercising its January 2012 Warrants to the extent that the exercise would result in the holder and its affiliates beneficially owning more than 9.999% of our ordinary shares.  A copy of the form of the January 2012 Warrants was furnished to the SEC on our report on Form 6-K dated January 27, 2012. The foregoing description is qualified in its entirety by reference to the full text of the exhibit attached hereto.

We also entered into a registration rights agreement on January 25, 2012 (the “Registration Rights Agreement”) with the holders of the New Debentures and the January 2012 Warrants.  Pursuant to the Registration Rights Agreement, we  agreed to file a registration statement with the Securities and Exchange Commission within 30 days of closing the Exchange (the “Filing Deadline”) to register the ordinary shares issuable upon exercise of the January 2012 Warrants and payable as interest at the election of the holders on the New Debentures.  We filed such registration statement with the SEC on February 24, 2012.  The registration statement is currently under review by the SEC and has not yet been declared effective.  A copy of the form of the Registration Rights Agreement was furnished to the SEC on our report on Form 6-K dated January 27, 2012.  The foregoing description is qualified in its entirety by reference to the full text of the exhibit attached hereto.

c)  March 2012 Placement

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, we issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “Investor Warrants”).  The Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The Investor Warrants are exercisable immediately and expire on March 28, 2017. We also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016.  Total gross proceeds for the placement amounted to $5.625 million. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated March 28, 2012.  The foregoing description is qualified in its entirety by reference to the full text of the Form 6-K.

As a consequence, the Company will reimburse 40% of the net proceed on May 9, 2012, i.e. $2.0 million (or approximately €1.5 million), which will generate a reduction of the New Debentures fair value of approximately €0.9 million and a financial expense in the consolidated income statement of approximately €0.6 million (based on preliminary estimates of the fair value of the New Debentures).